1
Gabelli Pet Parents’™ Fund
Schedule of Investments — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 85 .7%
Consumer Products — 2 .5%
1,300 Oil-Dri Corp. of America ............................. $ 44,434
1,250 Spectrum Brands Holdings Inc. ................. 106,300
150,734
Consumer Services — 2 .6%
45 Amazon.com Inc. † .................................... 154,807
Diagnostics — 6 .6%
225 Heska Corp. † ............................................ 51,689
550 IDEXX Laboratories Inc. † ........................... 347,353
399,042
Pet Food and Nutrition — 6 .6%
500 Colgate-Palmolive Co. ............................... 40,675
1,000 Freshpet Inc. † ........................................... 162,960
600 General Mills Inc. ...................................... 36,558
600 Nestlé SA .................................................. 74,717
7,250 The Original BARK Co. † ............................. 80,330
395,240
Pet Healthcare — 16 .4%
8,000 Covetrus Inc. † ........................................... 216,000
2,250 CVS Group plc † ......................................... 75,165
12,000 Elanco Animal Health Inc. † ........................ 416,280
1,250 Patterson Cos. Inc. .................................... 37,988
7,000 Petco Health & Wellness Co. Inc. † ............. 156,870
250 Virbac SA .................................................. 85,670
987,973
Pet Products — 12 .5%
1,600 Central Garden & Pet Co. † ......................... 84,688
4,750 Chewy Inc. , Cl. A † ..................................... 378,623
500 Church & Dwight Co. Inc. .......................... 42,610
300 The Clorox Co. .......................................... 53,973
600 Zooplus AG † ............................................. 194,368
754,262
Pet Services — 14 .5%
10,250 PetIQ Inc. † ................................................ 395,650
30,000 Pets at Home Group plc ............................. 189,235
300 Tractor Supply Co. ..................................... 55,818
2,000 Trupanion Inc. † ......................................... 230,200
870,903
Pharmaceuticals — 22 .3%
22,500 Animalcare Group plc ................................ 104,266
1,500 Dechra Pharmaceuticals plc ....................... 90,675
5,000 Eco Animal Health Group plc † .................... 24,208
65,000 Kindred Biosciences Inc. † .......................... 596,050
8,000 Phibro Animal Health Corp. , Cl. A ............... 231,040
1,600 Zoetis Inc. ................................................. 298,176
1,344,415
Shares
Market
Value
Retail — 1 .7%
1,250 CVS Health Corp. ....................................... $ 104,300
TOTAL COMMON STOCKS ......................... 5,161,676
RIGHTS — 0.0%
Pet Healthcare — 0.0%
10,000 Elanco Animal Health Inc. , CVR † ................ 100
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 14 .3%
$ 860,000 U.S. Treasury Bills,
0.004 % to 0.029% †† ,
07/15/21 to 09/16/21 ............................. 859,967
TOTAL INVESTMENTS — 100.0%
(Cost $ 4,094,700 ) .................................. $ 6,021,743
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right